Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,889,504	$ 7,297,674	$ 1,999,040
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 128,350	$ 601,558
Percent of Total	6.79%	8.24%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 783,671	$ 200,024
Percent of Total	41.47%	2.74%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 170,686	$ 413,483
Percent of Total	9.03%	5.67%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 9,022	$ (10,705)
Percent of Total	0.48%	(0.15%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 598,654	$ 1,804,353
Percent of Total	31.68%	24.73%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 52,989	$ 310,030
Percent of Total	2.80%	4.25%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (200,728)	$ 17,183
Percent of Total	(10.62%)	0.24%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 62,508	$ 1,148,992
Percent of Total	3.31%	15.74%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 225,094	$ 210,778
Percent of Total	11.91%	2.89%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (122)	$ 32,728
Percent of Total	(0.01%)	0.45%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 13,190	$ (35,963)
Percent of Total	0.70%	(0.49%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (350,211)	$ 99,571
Percent of Total	(18.53%)	1.36%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 6,043	$ 92,918
Percent of Total	0.32%	1.27%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (35,083)	$ 402,690
Percent of Total	(1.86%)	5.52%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 30,949	$ (83,625)
Percent of Total	1.64%	(1.15%)
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (199,049)	$ 601,652
Percent of Total	(10.53%)	8.24%
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 593,541	$ 1,492,007
Percent of Total	31.42%	20.45%